Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Operating Financial Results of Our Operating Segment

The following tables provide the operating financial results of our operating segment:

	For the twelve months ended June 30, 2025
(in thousands)	Alternative Credit	Real Estate	Total Segments	Corporate & Other	Total
Revenues	$10,323	$5,993	$16,316	$-	$16,316
Cost of revenues	-	1,082	1,082	-	1,082
Operating expenses:
Compensation and benefits	6,383	5,959	12,342	3,136	15,478
Selling, general and administrative	1,317	1,744	3,061	3,449	6,510
Depreciation and amortization	273	976	1,249	-	1,249
Non-operating income/(expenses):
Dividends and interest income	1	-	1	6,056	6,057
Interest expense	-	-	-	(4,157)	(4,157)
Net realized and unrealized gain	-	-	-	16,854	16,854
Net realized and unrealized gain on investments of Consolidated Funds	-	-	-	3,322	3,322
Interest and other income of Consolidated Funds	-	-	-	1,563	1,563
Income (loss) before income taxes	2,351	(3,768)	(1,417)	17,053	15,636
Income tax expense	-	-	-	(86)	(86)
Net income (loss)	$2,351	$(3,768)	$(1,417)	$16,967	$15,550

	For the twelve months ended June 30, 2024
(in thousands)	Alternative Credit	Real Estate	Total Segments	Corporate & Other	Total
Revenues	$7,874	$9,960	$17,834	$-	$17,834
Cost of revenues	-	5,526	5,526	-	5,526
Operating expenses:
Compensation and benefits	6,088	3,561	9,649	4,260	13,909
Selling, general and administrative	1,218	466	1,684	3,445	5,129
Depreciation and amortization	833	11	844	264	1,108
Non-operating income/(expenses):
Dividends and interest income	-	-	-	8,057	8,057
Interest expense	-	-	-	(4,334)	(4,334)
Net realized and unrealized (loss) gain	(9,330)	10,183	853	1,359	2,212
Net realized and unrealized gain on investments of Consolidated Funds	-	-	-	233	233
Interest and other income of Consolidated Funds	-	-	-	829	829
(Loss) income before income taxes	(9,595)	10,579	984	(1,825)	(841)
Income tax expense	-	-	-	(101)	(101)
Net (loss) income from continuing operations	(9,595)	10,579	984	(1,926)	(942)
Discontinued operations:
Net income from discontinued operations	-	-	-	16	16
Net (loss) income	$(9,595)	$10,579	$984	$(1,910)	$(926)